Investment Portfolio - January 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%

Communication Services - 0.2%
Media - 0.2%
ViacomCBS, Inc. - Class B	24,105	$822,704

Consumer Discretionary - 5.2%
Distributors - 0.4%
Genuine Parts Co.	17,726	1,658,622

Multiline Retail - 0.2%
Kohl’s Corp.	18,962	810,626

Specialty Retail - 3.9%
Best Buy Co., Inc.	26,276	2,225,314
The Gap, Inc.	43,174	751,659
The Home Depot, Inc.	49,796	11,358,468

		14,335,441

Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	29,757	2,468,938

Total Consumer Discretionary		19,273,627

Consumer Staples - 13.2%
Beverages - 0.3%
Molson Coors Beverage Co. - Class B	20,302	1,128,385

Food & Staples Retailing - 5.7%
The Kroger Co.	54,602	1,466,610
Sysco Corp.	41,710	3,426,059
Walgreens Boots Alliance, Inc.	61,302	3,117,207
Walmart, Inc.	113,061	12,944,354

		20,954,230

Food Products - 5.0%
Archer-Daniels-Midland Co.	38,025	1,701,999
Conagra Brands, Inc.	37,080	1,220,674
General Mills, Inc.	52,593	2,746,406
The Hershey Co.	18,967	2,943,109
The J.M. Smucker Co.	12,590	1,304,450
Kellogg Co.	29,482	2,010,967
Mondelez International, Inc. - Class A	82,852	4,754,048
Tyson Foods, Inc.- Class A	22,595	1,867,025

		18,548,678

Household Products - 2.2%
Colgate-Palmolive Co.	58,846	4,341,658
Kimberly-Clark Corp.	26,721	3,827,516

		8,169,174

Total Consumer Staples		48,800,467

Investment Portfolio - January 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 5.3%
Energy Equipment & Services - 0.7%
Baker Hughes Co.	65,476	$1,418,210
Halliburton Co.	61,096	1,332,504

		2,750,714

Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	65,754	7,044,884
Marathon Petroleum Corp.	52,823	2,878,853
Occidental Petroleum Corp.	44,200	1,755,624
Phillips 66	26,487	2,420,117
Valero Energy Corp.	33,244	2,802,802

		16,902,280

Total Energy		19,652,994

Financials - 17.0%
Banks - 14.5%
Bank of America Corp.	277,287	9,103,332
Citigroup, Inc.	76,852	5,718,557
Fifth Third Bancorp	65,304	1,857,899
JPMorgan Chase & Co.	108,891	14,412,813
KeyCorp	84,623	1,583,296
Regions Financial Corp.	79,525	1,238,204
Truist Financial Corp.	87,449	4,509,745
U.S. Bancorp	93,910	4,997,890
Wells Fargo & Co.	213,134	10,004,510

		53,426,246

Insurance - 2.5%
The Allstate Corp.	20,280	2,403,991
Chubb Ltd.	22,262	3,383,601
The Hartford Financial Services Group, Inc.	26,755	1,586,037
The Travelers Companies, Inc.	15,385	2,024,974

		9,398,603

Total Financials		62,824,849

Health Care - 19.5%
Biotechnology - 5.3%
AbbVie, Inc.	81,926	6,637,645
Amgen, Inc.	35,825	7,739,991
Gilead Sciences, Inc.	80,425	5,082,860

		19,460,496

Health Care Equipment & Supplies - 1.7%
Medtronic plc	56,134	6,480,109

Investment Portfolio - January 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.8%
CVS Health Corp.	77,263	$5,239,976
Quest Diagnostics, Inc.	13,098	1,449,556

		6,689,532

Pharmaceuticals - 10.7%
Bristol-Myers Squibb Co.	91,984	5,790,393
Johnson & Johnson	89,092	13,263,126
Merck & Co., Inc.	125,730	10,742,371
Pfizer, Inc.	263,724	9,821,082

		39,616,972

Total Health Care		72,247,109

Industrials - 21.3%
Aerospace & Defense - 6.7%
The Boeing Co.	25,983	8,269,609
General Dynamics Corp.	15,181	2,663,355
Lockheed Martin Corp.	15,672	6,709,496
United Technologies Corp.	46,624	7,002,925

		24,645,385

Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	18,080	1,305,738
United Parcel Service, Inc. - Class B	56,760	5,875,795

		7,181,533

Building Products - 0.7%
Johnson Controls International plc	67,047	2,645,004

Commercial Services & Supplies - 1.1%
Waste Management, Inc.	32,090	3,905,353

Electrical Equipment - 2.3%
Eaton Corp. plc	35,680	3,370,690
Emerson Electric Co.	49,067	3,514,669
Rockwell Automation, Inc.	8,878	1,701,557

		8,586,916

Industrial Conglomerates - 3.4%
3M Co.	35,838	5,686,057
Honeywell International, Inc.	38,935	6,744,321

		12,430,378

Machinery - 2.8%
Caterpillar, Inc.	32,331	4,246,677

Investment Portfolio - January 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Cummins, Inc.	14,911	$2,385,313
Illinois Tool Works, Inc.	21,419	3,747,896

		10,379,886

Road & Rail - 1.9%
Union Pacific Corp.	39,011	6,999,354

Trading Companies & Distributors - 0.5%
Fastenal Co.	56,465	1,969,499

Total Industrials		78,743,308

Information Technology - 14.6%
Communications Equipment - 2.3%
Cisco Systems, Inc.	184,694	8,490,383

IT Services - 2.0%
International Business Machines Corp.	50,336	7,234,793

Semiconductors & Semiconductor Equipment - 9.5%
Applied Materials, Inc.	53,527	3,104,031
Broadcom, Inc.	19,257	5,876,466
Intel Corp.	205,625	13,145,606
KLA Corp.	15,816	2,621,344
Lam Research Corp.	8,527	2,542,837
Maxim Integrated Products, Inc.	24,801	1,491,036
Texas Instruments, Inc.	53,725	6,481,921

		35,263,241

Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	19,528	1,042,795
Western Digital Corp.	26,525	1,737,388

		2,780,183

Total Information Technology		53,768,600

Materials - 2.3%
Chemicals - 1.5%
Dow, Inc.	41,931	1,931,761
Eastman Chemical Co.	16,717	1,191,421
LyondellBasell Industries N.V. - Class A	32,221	2,508,727

		5,631,909

Containers & Packaging - 0.4%
International Paper Co.	30,746	1,251,977

Investment Portfolio - January 31, 2020

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.4%
Nucor Corp.	33,532	$1,592,435

Total Materials		8,476,321

TOTAL COMMON STOCKS
(Identified Cost $345,776,636)		364,609,979

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[1]
(Identified Cost $4,680,599)	4,680,599	4,680,599

TOTAL INVESTMENTS - 99.9%
(Identified Cost $350,457,235)		369,290,578
OTHER ASSETS, LESS LIABILITIES - 0.1%		502,376

NET ASSETS - 100%		$369,792,954

[1]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2020

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Communication Services	$822,704	$822,704	$—	$—
Consumer Discretionary	19,273,627	19,273,627	—	—
Consumer Staples	48,800,467	48,800,467	—	—
Energy	19,652,994	19,652,994	—	—
Financials	62,824,849	62,824,849	—	—
Health Care	72,247,109	72,247,109	—	—
Industrials	78,743,308	78,743,308	—	—
Information Technology	53,768,600	53,768,600	—	—
Materials	8,476,321	8,476,321	—	—
Short-Term Investment	4,680,599	4,680,599	—	—

Total assets	$369,290,578	$369,290,578	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.